Shareholder Report, Average Annual Return (Details) 195365_Hardman Johnston International Growth Fund_Institutional Shares_TSR Annual {Institutional Shares}	12 Months Ended	60 Months Ended	93 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	37.23%	9.11%	8.03%
MSCI ACWI ex USA Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net Index (USD)
Average Annual Return, Percent	24.93%	11.18%	6.66%
MSCI EAFE Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index (USD)
Average Annual Return, Percent	23.03%	12.33%	7.05%